Segment, Customer and Geographic Information	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segment, Customer and Geographic Information
Note 30 – Segment, Customer and Geographic Information

Financial information of the reportable segments is set forth in the following tables:

	OPC	Quantum	Others	Total
	$ Thousands
2019
Revenue	373,142	-	331	373,473

Profit/(loss) before taxes	48,513	(44,626)	(9,423)	(5,536)
Income Taxes	(14,147)	-	(2,528)	(16,675)
Profit/(loss) from continuing operations	34,366	(44,626)	(11,951)	(22,211)

Depreciation and amortization	31,141	-	951	32,092
Financing income	(1,930)	(242)	(15,507)	(17,679)
Financing expenses	28,065	-	1,881	29,946
Other items:
Recovery of financial guarantee	-	(11,144)	-	(11,144)
Fair value loss on put option	-	18,957	-	18,957
Share in losses of associated companies	-	37,055	4,375	41,430
	57,276	44,626	(8,300)	93,602

Adjusted EBITDA	105,789	-	(17,723)	88,066

Segment assets	1,000,329	71,580	247,155	1,319,064
Investments in associated companies	-	105,040	84,270	189,310
				1,508,374
Segment liabilities	761,866	-	34,720	796,586

	OPC	Quantum	Others	Adjustments	Total
	$ Thousands
2018
Revenue	363,262	-	750	-	364,012

Profit/(loss) before taxes	36,499	456,854	(31,385)		461,968
Income Taxes	(10,233)	-	(1,266)	-	(11,499)
Profit/(loss) from continuing operations	26,266	456,854	(32,651)	-	450,469

Depreciation and amortization	29,809	-	607		30,416
Financing income	(2,031)	(10,371)	(48,430)	32,240	(28,592)
Financing expenses	27,219	2,003	33,400	(32,240)	30,382
Other items:
Write back of financial guarantee	-	(62,563)	-	-	(62,563)
Gain on third party investment in Qoros	-	(504,049)	-	-	(504,049)
Fair value loss on put option	-	39,788	-	-	39,788
Share in losses of associated companies	-	78,338	26,919	-	105,257
	54,997	(456,854)	12,496	-	(389,361)

Adjusted EBITDA	91,496	-	(18,889)	-	72,607

Segment assets	893,162	91,626	239,550	-	1,224,338
Investments in associated companies	-	139,184	91,596	-	230,780
					1,455,118
Segment liabilities	700,452	-	38,948	-	739,400

	OPC	Quantum	Others	Adjustments	Total
	$ Thousands
2017
Revenue	365,395	-	309	-	365,704

Profit/(loss) before taxes	22,708	(127,526)	(30,818)	-	(135,636)
Income Taxes	(8,945)	-	(63,864)	-	(72,809)
Profit/(loss) from continuing operations	13,763	(127,526)	(94,682)	-	(208,445)

Depreciation and amortization	30,102	-	692	-	30,794
Financing income	(1,088)	-	(13,230)	11,414	(2,904)
Financing expenses	33,753	6,328	41,499	(11,414)	70,166
Other items:
Share in losses/(income) of associated companies	-	121,198	(10,533)	-	110,665
Write back of impairment of investments	-	-	(28,758)	-	(28,758)
	62,767	127,526	(10,330)	-	179,963

Adjusted EBITDA	85,475	-	(41,148)	-	44,327

Segment assets	939,809	15,654	1,448,700	-	2,404,163
Investments in associated companies	-	1,694	120,000	-	121,694
					2,525,857
Segment liabilities	742,692	75,081	656,737	-	1,474,510

A.	Customer and Geographic Information

Major customers

Following is information on the total sales of the Group to material customers and the percentage of the Group’s total revenues (in $ Thousands):

	2019		2018		2017
Customer	Total revenues	Percentage of revenues of the Group	Total revenues	Percentage of revenues of the Group	Total revenues	Percentage of revenues of the Group

Customer 1	80,861	21.65%	61,482	16.89%	50,461	13.80%
Customer 2	76,653	20.52%	74,019	20.33%	75,757	20.72%
Customer 3	56,393	15.10%	54,639	15.01%	53,617	14.66%
Customer 4	48,724	13.05%	42,487	11.67%	*	*
Customer 5	39,904	10.68%	39,276	10.79%	38,223	10.45%

(*)    Represents an amount less than 10% of revenue.

Information based on geographic areas

The Group’s geographic revenues are as follows:

	For the year ended December 31,
	2019	2018	2017
	$ Thousands
Israel	373,142	363,262	365,395
Others	331	750	309
Total revenue	373,473	364,012	365,704

The Group’s non-current assets* on the basis of geographic location:

	As at December 31,
	2019	2018
	$ Thousands
Israel	668,808	636,256
Others	67	138
Total non-current assets	668,875	636,394

* Composed of property, plant and equipment and intangible assets.